SHAREHOLDERS' EQUITY - Nature and purpose of reserves (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserves balances
Balance	₽ 143,948	₽ 168,371	₽ 178,622
Other comprehensive (loss) / income for the year, net of income tax	(2,824)	(17,807)	(1,672)
Balance	124,205	143,948	168,371
Foreign currency translation reserve
Reserves balances
Balance	(6,418)	9,638	8,803
Other comprehensive income / (loss) for the year	(2,620)	(13,970)	835
Amounts reclassified to profit for the year		(2,086)
Amounts reclassified to Additional paid in capital	(659)
Other comprehensive (loss) / income for the year, net of income tax	(3,279)	(16,056)	835
Balance	(9,697)	(6,418)	9,638
Cash flow hedging reserve
Reserves balances
Balance	(155)	1,045	4,268
Other comprehensive income / (loss) for the year	(3,140)	(11,324)	3,253
Less: tax (expense) benefit	628	2,219	(542)
Amounts reclassified to profit for the year	3,748	9,897	(7,121)
Less: tax (expense) benefit	(741)	(1,992)	1,187
Other comprehensive (loss) / income for the year, net of income tax	495	(1,200)	(3,223)
Balance	340	(155)	1,045
Remeasurements of the net defined benefit liability
Reserves balances
Balance	543	493	407
Other comprehensive income / (loss) for the year	(40)	50	86
Other comprehensive (loss) / income for the year, net of income tax	(40)	50	86
Balance	₽ 503	₽ 543	₽ 493